Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Entity Central Index Key	0000357059
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000190626 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Limited-Term Diversified Income Fund(formerly, Macquarie Limited-Term Diversified Income Fund)
Class Name	Class R6
Trading Symbol	DLTZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$15	0.30%
^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 597,981,702
Holdings Count | Holding	275	[2]
Advisory Fees Paid, Amount	$ 551,028
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of June 30, 2026)
Fund net assets	$597,981,702
Total number of portfolio holdings*	275
Total net advisory fees paid (during reporting period)	$551,028
Portfolio turnover rate	121%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of June 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.73%
US Treasury Obligations	31.21%
Non-Agency Asset-Backed Securities	15.42%
Collateralized Loan Obligations	5.72%
Non-Agency Collateralized Mortgage Obligations	3.57%
Non-Agency Commercial Mortgage-Backed Securities	0.87%
Agency Collateralized Mortgage Obligations	0.61%
Agency Commercial Mortgage-Backed Security	0.53%
Government Agency Obligations	0.46%
Sovereign Bonds	0.16%
Supranational Banks	0.03%

C000006363 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Limited-Term Diversified Income Fund(formerly, Macquarie Limited-Term Diversified Income Fund)
Class Name	Institutional Class
Trading Symbol	DTINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$19	0.39%
^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[3]
Net Assets	$ 597,981,702
Holdings Count | Holding	275	[4]
Advisory Fees Paid, Amount	$ 551,028
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of June 30, 2026)
Fund net assets	$597,981,702
Total number of portfolio holdings*	275
Total net advisory fees paid (during reporting period)	$551,028
Portfolio turnover rate	121%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of June 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.73%
US Treasury Obligations	31.21%
Non-Agency Asset-Backed Securities	15.42%
Collateralized Loan Obligations	5.72%
Non-Agency Collateralized Mortgage Obligations	3.57%
Non-Agency Commercial Mortgage-Backed Securities	0.87%
Agency Collateralized Mortgage Obligations	0.61%
Agency Commercial Mortgage-Backed Security	0.53%
Government Agency Obligations	0.46%
Sovereign Bonds	0.16%
Supranational Banks	0.03%

C000006362 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Limited-Term Diversified Income Fund(formerly, Macquarie Limited-Term Diversified Income Fund)
Class Name	Class R
Trading Symbol	DLTRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$44	0.89%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[5]
Net Assets	$ 597,981,702
Holdings Count | Holding	275	[6]
Advisory Fees Paid, Amount	$ 551,028
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of June 30, 2026)
Fund net assets	$597,981,702
Total number of portfolio holdings*	275
Total net advisory fees paid (during reporting period)	$551,028
Portfolio turnover rate	121%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of June 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.73%
US Treasury Obligations	31.21%
Non-Agency Asset-Backed Securities	15.42%
Collateralized Loan Obligations	5.72%
Non-Agency Collateralized Mortgage Obligations	3.57%
Non-Agency Commercial Mortgage-Backed Securities	0.87%
Agency Collateralized Mortgage Obligations	0.61%
Agency Commercial Mortgage-Backed Security	0.53%
Government Agency Obligations	0.46%
Sovereign Bonds	0.16%
Supranational Banks	0.03%

C000006361 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Limited-Term Diversified Income Fund(formerly, Macquarie Limited-Term Diversified Income Fund)
Class Name	Class C
Trading Symbol	DTICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$69	1.39%
^	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%	[7]
Net Assets	$ 597,981,702
Holdings Count | Holding	275	[8]
Advisory Fees Paid, Amount	$ 551,028
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of June 30, 2026)
Fund net assets	$597,981,702
Total number of portfolio holdings*	275
Total net advisory fees paid (during reporting period)	$551,028
Portfolio turnover rate	121%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of June 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.73%
US Treasury Obligations	31.21%
Non-Agency Asset-Backed Securities	15.42%
Collateralized Loan Obligations	5.72%
Non-Agency Collateralized Mortgage Obligations	3.57%
Non-Agency Commercial Mortgage-Backed Securities	0.87%
Agency Collateralized Mortgage Obligations	0.61%
Agency Commercial Mortgage-Backed Security	0.53%
Government Agency Obligations	0.46%
Sovereign Bonds	0.16%
Supranational Banks	0.03%

C000006359 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Limited-Term Diversified Income Fund(formerly, Macquarie Limited-Term Diversified Income Fund)
Class Name	Class A
Trading Symbol	DTRIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$32	0.64%
^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[9]
Net Assets	$ 597,981,702
Holdings Count | Holding	275	[10]
Advisory Fees Paid, Amount	$ 551,028
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of June 30, 2026)
Fund net assets	$597,981,702
Total number of portfolio holdings*	275
Total net advisory fees paid (during reporting period)	$551,028
Portfolio turnover rate	121%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of June 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.73%
US Treasury Obligations	31.21%
Non-Agency Asset-Backed Securities	15.42%
Collateralized Loan Obligations	5.72%
Non-Agency Collateralized Mortgage Obligations	3.57%
Non-Agency Commercial Mortgage-Backed Securities	0.87%
Agency Collateralized Mortgage Obligations	0.61%
Agency Commercial Mortgage-Backed Security	0.53%
Government Agency Obligations	0.46%
Sovereign Bonds	0.16%
Supranational Banks	0.03%

C000212989 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Oregon Fund(formerly, Macquarie Tax-Free Oregon Fund)
Class Name	Class A
Trading Symbol	FTORX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Oregon Fund (Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$44	0.88%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[11]
Net Assets	$ 50,579,657
Holdings Count | Holding	77	[12]
Advisory Fees Paid, Amount	$ 15,100
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of June 30, 2026)
Fund net assets	$50,579,657
Total number of portfolio holdings*	77
Total net advisory fees paid (during reporting period)	$15,100
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of June 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	23.80%
Healthcare Revenue Bonds	18.87%
Special Tax Revenue Bonds	15.83%
Education Revenue Bonds	11.65%
Transportation Revenue Bonds	8.67%
Electric Revenue Bonds	6.84%
State General Obligation Bonds	5.70%
Water & Sewer Revenue Bonds	3.12%
Housing Revenue Bonds	2.60%
Industrial Development Revenue/Pollution Control Revenue Bond	1.11%

State and territory allocation
Oregon	81.80%
Puerto Rico	15.87%
Guam	0.52%

C000212988 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Oregon Fund(formerly, Macquarie Tax-Free Oregon Fund)
Class Name	Institutional Class
Trading Symbol	FTOTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Oregon Fund (Fund) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$32	0.63%
^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[13]
Net Assets	$ 50,579,657
Holdings Count | Holding	77	[14]
Advisory Fees Paid, Amount	$ 15,100
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of June 30, 2026)
Fund net assets	$50,579,657
Total number of portfolio holdings*	77
Total net advisory fees paid (during reporting period)	$15,100
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of June 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	23.80%
Healthcare Revenue Bonds	18.87%
Special Tax Revenue Bonds	15.83%
Education Revenue Bonds	11.65%
Transportation Revenue Bonds	8.67%
Electric Revenue Bonds	6.84%
State General Obligation Bonds	5.70%
Water & Sewer Revenue Bonds	3.12%
Housing Revenue Bonds	2.60%
Industrial Development Revenue/Pollution Control Revenue Bond	1.11%

State and territory allocation
Oregon	81.80%
Puerto Rico	15.87%
Guam	0.52%

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Excludes cash and cash equivalents.
[9]	Annualized.
[10]	Excludes cash and cash equivalents.
[11]	Annualized.
[12]	Excludes cash and cash equivalents.
[13]	Annualized.
[14]	Excludes cash and cash equivalents.